Income Taxes (Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2009 JPY (¥)
Income Taxes [Line Items]
Balance at beginning of year			¥ 706,000,000	¥ 706,000,000
Additions for tax positions of prior years	12,240,000	1,006,000,000
Settlements with taxing authorities			(706,000,000)
Balance at end of year	$ 12,240,000	¥ 1,006,000,000		¥ 706,000,000